Other operating income (expenses), net	12 Months Ended
Dec. 31, 2023
Other operating income (expenses), net
Other operating income (expenses), net

26.Other operating income (expenses), net

	12/31/2023	12/31/2022
Income
Leases (contract termination)	106	—
Others	113	—
	219	—

ESG (“Environmental Social Governance”) expenses
Salaries and benefits (ESG)	(2,266)	(644)
Reversal of accrual liabilities	768
Social programs	(5,061)	—
	(6,559)	(644)

Others	(317)	(1,048)
	(6,876)	(1,692)

	(6,657)	(1,692)

Financial income (expenses), net

	12/31/2023	12/31/2022

Financial income	3,360	463

Financial expenses
Interest on Loans and export prepayment	(15,245)	(329)
Interest and late payment penalties on taxes	(1,945)	—
Interest expenses on leases	(456)	—
Taxes on foreign currency transactions	(2,472)	(82)
Accretion and interest on asset retirement obligation	(731)	(15)
Other expenses	(696)	—
	(18,185)	(426)

Foreign exchange variation on net assets	8,292	6,879
	(9,893)	6,916

Accounting Policy

Revenue is represented by gains on changes in the value of financial assets and liabilities measured at fair value through profit or loss, as well as interest income obtained through the effective interest method.

Interest income is recognized in profit or loss using the effective interest method.

Financial expenses basically include interest expenses on loans and changes in the value of financial assets and liabilities measured at fair value through profit or loss. Borrowing costs that are directly attributable to the acquisition, construction or production of a qualifying asset are capitalized along with the investment